Debt Convertible Debt Details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
3.75% Convertible Senior Subordinated Notes, due 2025 [Member]
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 11,437
Debt Instrument, Convertible, Remaining Discount Amortization Period	12 years
Debt Instrument, Interest Rate, Effective Percentage	8.25%
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Debt Instrument, Convertible, Carrying Amount of Equity Component	119,396
Debt Instrument, Convertible, Remaining Discount Amortization Period	19 years 183 days
Debt Instrument, Interest Rate, Effective Percentage	8.01%
3.25% Convertible Senior Debentures, Due 2035 [Member]
Debt Instrument, Convertible, Carrying Amount of Equity Component	245,433
Debt Instrument, Convertible, Remaining Discount Amortization Period	2 years
Debt Instrument, Interest Rate, Effective Percentage	7.63%
3.75% Convertible Senior Subordinated Notes Due 2042 [Member]
Debt Instrument, Convertible, Carrying Amount of Equity Component	167,941
Debt Instrument, Convertible, Remaining Discount Amortization Period	28 years 91 days
Debt Instrument, Interest Rate, Effective Percentage	7.30%
3.5% Convertible senior subordinated debt [Domain]
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 208,200
Debt Instrument, Convertible, Remaining Discount Amortization Period	30 years 55 days
Debt Instrument, Interest Rate, Effective Percentage	7.70%